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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Select Large-Cap Value Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.0%
CONSUMER DISCRETIONARY 7.1%
Multiline Retail 2.1%
Nordstrom, Inc.	209,000	$11,645,480
Specialty Retail 5.0%
Gap, Inc. (The)(a)	465,000	12,155,100
Lowe’s Companies, Inc.(a)	490,000	15,376,200
Total		27,531,300
TOTAL CONSUMER DISCRETIONARY		39,176,780
CONSUMER STAPLES 13.0%
Food & Staples Retailing 2.1%
Costco Wholesale Corp.(a)	126,000	11,440,800
Food Products 6.2%
General Mills, Inc.(a)	350,000	13,807,500
Tyson Foods, Inc., Class A(a)	1,060,000	20,299,000
Total		34,106,500
Tobacco 4.7%
Altria Group, Inc.(a)	390,000	12,039,300
Philip Morris International, Inc.(a)	160,000	14,177,600
Total		26,216,900
TOTAL CONSUMER STAPLES		71,764,200
ENERGY 15.6%
Oil, Gas & Consumable Fuels 15.6%
Chevron Corp.	106,000	11,367,440
ConocoPhillips	155,000	11,781,550
Marathon Oil Corp.	550,000	17,435,000
Marathon Petroleum Corp.	272,000	11,793,920
Valero Energy Corp.(a)	765,000	19,714,050
Williams Companies, Inc. (The)	450,000	13,864,500
Total		85,956,460
TOTAL ENERGY		85,956,460
FINANCIALS 32.3%
Capital Markets 2.8%
Morgan Stanley(a)	775,000	15,221,000
Commercial Banks 8.3%
U.S. Bancorp(a)	550,000	17,424,000
Wells Fargo & Co.	825,000	28,165,500
Total		45,589,500

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 12.9%
Bank of America Corp.	2,705,000	$25,886,850
Citigroup, Inc.	465,000	16,995,750
JPMorgan Chase & Co.	620,000	28,507,600
Total		71,390,200
Insurance 8.3%
MetLife, Inc.	310,000	11,578,500
Prudential Financial, Inc.	205,000	12,994,950
Unum Group(a)	865,000	21,175,200
Total		45,748,650
TOTAL FINANCIALS		177,949,350
HEALTH CARE 8.1%
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	190,000	11,358,200
Health Care Providers & Services 3.6%
Humana, Inc.	215,000	19,883,200
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	400,000	13,500,000
TOTAL HEALTH CARE		44,741,400
INDUSTRIALS 10.5%
Aerospace & Defense 6.2%
General Dynamics Corp.	125,000	9,172,500
Honeywell International, Inc.	240,000	14,652,000
United Technologies Corp.(a)	127,500	10,574,850
Total		34,399,350
Road & Rail 4.3%
CSX Corp.(a)	625,000	13,450,000
Union Pacific Corp.	95,000	10,210,600
Total		23,660,600
TOTAL INDUSTRIALS		58,059,950
INFORMATION TECHNOLOGY 3.4%
Communications Equipment 3.4%
Juniper Networks, Inc.(a)(b)	820,000	18,761,600
TOTAL INFORMATION TECHNOLOGY		18,761,600

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 5.0%
Chemicals 5.0%
EI du Pont de Nemours & Co.	242,000	$12,801,800
Praxair, Inc.(a)	72,500	8,311,400
Sherwin-Williams Co. (The)	60,000	6,520,200
Total		27,633,400
TOTAL MATERIALS		27,633,400
UTILITIES 5.0%
Independent Power Producers & Energy Traders 5.0%
AES Corp. (The)(b)	2,100,000	27,447,000
TOTAL UTILITIES		27,447,000
Total Common Stocks (Cost: $427,667,956)		$551,490,140

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.8%
Asset-Backed Commercial Paper 0.3%
Kells Funding LLC
04/12/12	0.581%	1,497,777	$1,497,777
Certificates of Deposit 1.1%
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	3,000,000	3,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Natixis
04/03/12	0.260%	$3,000,000	$3,000,000
Total			6,000,000
Commercial Paper 0.4%
Societe Generale
04/03/12	0.300%	1,999,883	1,999,883
Repurchase Agreements 7.0%
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $25,000,563(c)
	0.270%	25,000,000	25,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $5,000,083(c)
	0.200%	5,000,000	5,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $8,772,260(c)
	0.190%	8,772,121	8,772,121
Total			38,772,121
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $48,269,781)			$48,269,781
Total Investments (Cost: $475,937,737)(d)			$599,759,921(e)(f)
Other Assets & Liabilities, Net			(48,357,821)
Net Assets			$551,402,100

Notes to Portfolio of Investments

(a)           At March 31, 2012, security was partially or fully on loan.

(b)           Non-income producing.

(c)                                  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$246,432
Government National Mortgage Association	1,844,190
United States Treasury Note/Bond	23,409,378
Total Market Value of Collateral Securities	$25,500,000

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$7,207,759
Freddie Mac Gold Pool	1,739,805
Total Market Value of Collateral Securities	$8,947,564

(d)                                  At March 31, 2012, the cost of securities for federal income tax purposes was approximately $475,938,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$134,700,000
Unrealized Depreciation	(10,878,000)
Net Unrealized Appreciation	$123,822,000

(e)                                  Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$3,858	$22,529,773	$(22,533,631)	$—	$—	$401	$—

(f)                                    Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the

Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$39,176,780	$—	$—	$39,176,780
Consumer Staples	71,764,200	—	—	71,764,200
Energy	85,956,460	—	—	85,956,460
Financials	177,949,350	—	—	177,949,350
Health Care	44,741,400	—	—	44,741,400
Industrials	58,059,950	—	—	58,059,950
Information Technology	18,761,600	—	—	18,761,600
Materials	27,633,400	—	—	27,633,400
Utilities	27,447,000	—	—	27,447,000
Total Equity Securities	551,490,140	—	—	551,490,140

Other
Investments of Cash Collateral Received for Securities on Loan	—	48,269,781	—	48,269,781
Total Other	—	48,269,781	—	48,269,781
Total	$551,490,140	$48,269,781	$—	$599,759,921

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Select Smaller-Cap Value Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.2%
CONSUMER DISCRETIONARY 16.7%
Auto Components 2.0%
American Axle & Manufacturing Holdings, Inc.(a)(b)	700,000	$8,197,000
Diversified Consumer Services 3.1%
Sotheby’s (b)	330,000	12,982,200
Hotels, Restaurants & Leisure 5.8%
Penn National Gaming, Inc.(a)(b)	290,000	12,464,200
Texas Roadhouse, Inc.(b)	720,000	11,980,800
Total		24,445,000
Household Durables 3.3%
Lennar Corp., Class A(b)	500,000	13,590,000
Textiles, Apparel & Luxury Goods 2.5%
Hanesbrands, Inc.(a)(b)	360,000	10,634,400
TOTAL CONSUMER DISCRETIONARY		69,848,600
CONSUMER STAPLES 7.9%
Food Products 4.3%
Dean Foods Co.(a)	620,000	7,508,200
Smithfield Foods, Inc.(a)(b)	480,000	10,574,400
Total		18,082,600
Personal Products 3.6%
Herbalife Ltd.	220,000	15,140,400
TOTAL CONSUMER STAPLES		33,223,000
ENERGY 6.2%
Energy Equipment & Services 6.2%
Exterran Holdings, Inc.(a)(b)	375,000	4,946,250
Superior Energy Services, Inc.(a)(b)	460,000	12,125,600
Tetra Technologies, Inc.(a)(b)	950,000	8,949,000
Total		26,020,850
TOTAL ENERGY		26,020,850
FINANCIALS 12.6%
Insurance 12.6%
Aspen Insurance Holdings Ltd.(b)	390,000	10,896,600
Endurance Specialty Holdings Ltd.(b)	260,000	10,571,600
Hanover Insurance Group, Inc. (The)	240,000	9,868,800
Infinity Property & Casualty Corp.(b)	160,000	8,372,800

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Lincoln National Corp.(b)	490,000	$12,916,400
Total		52,626,200
TOTAL FINANCIALS		52,626,200
HEALTH CARE 14.5%
Health Care Equipment & Supplies 1.8%
Analogic Corp.(b)	110,000	7,429,400
Health Care Providers & Services 5.1%
WellCare Health Plans, Inc.(a)	300,034	21,566,444
Pharmaceuticals 7.6%
Impax Laboratories, Inc.(a)(b)	481,000	11,822,980
ISTA Pharmaceuticals, Inc.(a)	950,000	8,559,500
Salix Pharmaceuticals Ltd.(a)(b)	220,000	11,550,000
Total		31,932,480
TOTAL HEALTH CARE		60,928,324
INDUSTRIALS 25.5%
Aerospace & Defense 3.4%
Cubic Corp.(b)	300,006	14,184,284
Airlines 3.1%
United Continental Holdings, Inc.(a)(b)	610,000	13,115,000
Commercial Services & Supplies 3.7%
Brink’s Co. (The)(b)	190,000	4,535,300
Waste Connections, Inc.	345,000	11,222,850
Total		15,758,150
Construction & Engineering 2.5%
Shaw Group, Inc. (The)(a)	330,000	10,464,300
Electrical Equipment 6.5%
Belden, Inc.(b)	360,000	13,647,600
EnerSys(a)(b)	390,000	13,513,500
Total		27,161,100
Machinery 4.3%
Mueller Industries, Inc.(b)	265,000	12,044,250
Navistar International Corp.(a)	90,000	3,640,500
Wabash National Corp.(a)(b)	230,000	2,380,500
Total		18,065,250

Issuer		Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 2.0%
Swift Transportation Co.(a)		724,400	$8,359,576
TOTAL INDUSTRIALS			107,107,660
INFORMATION TECHNOLOGY 12.9%
Communications Equipment —%
Comverse Technology, Inc.(a)		20	138
IT Services 2.5%
CACI International, Inc., Class A(a)(b)		170,784	10,638,135
Semiconductors & Semiconductor Equipment 6.8%
Cypress Semiconductor Corp.(a)(b)		849,989	13,285,328
ON Semiconductor Corp.(a)		1,690,000	15,226,900
Total			28,512,228
Software 3.6%
Quest Software, Inc.(a)		640,000	14,892,800
TOTAL INFORMATION TECHNOLOGY			54,043,301
MATERIALS 3.9%
Chemicals 2.2%
Minerals Technologies, Inc.		140,000	9,157,400
Containers & Packaging 1.7%
Owens-Illinois, Inc.(a)		315,000	7,352,100
TOTAL MATERIALS			16,509,500
Total Common Stocks (Cost: $278,621,001)			$420,307,435

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 19.5%
Asset-Backed Commercial Paper 0.8%
Kells Funding LLC
04/12/12	0.581%	1,497,777	$1,497,777
04/13/12	0.581%	1,997,003	1,997,003
Total			3,494,780

Certificates of Deposit 3.6%
Australia and New Zealand Bank Group, Ltd.

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
05/16/12	0.470%	$2,000,000	$2,000,000
06/11/12	0.580%	2,000,000	2,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	2,996,707	2,996,707
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	2,000,000	2,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	1,000,000	1,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	1,000,000	1,000,000
Total			14,996,707

Commercial Paper 1.4%
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	3,999,378	3,999,378
Societe Generale
04/03/12	0.300%	1,999,883	1,999,883
Total			5,999,261

Other Short-Term Obligations 0.5%
Natixis Financial Products LLC
04/02/12	0.450%	2,000,000	2,000,000

Repurchase Agreements 13.2%
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(c)
	0.180%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $21,000,473(c)
	0.270%	21,000,000	21,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $20,000,433(c)
	0.260%	20,000,000	20,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $5,000,083(c)
	0.200%	5,000,000	5,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $1,500,034(c)
	0.270%	1,500,000	1,500,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $2,739,055(c)
	0.190%	$2,739,011	$2,739,011
Total			55,239,011

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $81,729,759)	$81,729,759
Total Investments
(Cost: $360,350,760)(d)(e)	$502,037,194(f)
Other Assets & Liabilities, Net	(82,772,629)
Net Assets	$419,264,565

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$1,441,662
Fannie Mae-Aces	159,054
Freddie Mac REMICS	1,384,718
Ginnie Mae II Pool	135,082
Government National Mortgage Association	1,979,484
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$207,003
Government National Mortgage Association	1,549,120
United States Treasury Note/Bond	19,663,877
Total Market Value of Collateral Securities	$21,420,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$3,444,750
Fannie Mae REMICS	5,923,105
Freddie Mac Gold Pool	720,515
Freddie Mac REMICS	7,110,718
Government National Mortgage Association	830,398
United States Treasury Inflation Indexed Bonds	744,175
United States Treasury Note/Bond	1,626,781
Total Market Value of Collateral Securities	$20,400,442

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.270%)

Security Description	Value

Fannie Mae Interest Strip	$1,913
Fannie Mae Pool	418,202
Fannie Mae REMICS	71,403
Fannie Mae-Aces	2,026
Federal Farm Credit Bank	60,922
Federal Home Loan Banks	30,659
Federal Home Loan Mortgage Corp	46,056
Federal National Mortgage Association	53,180
Freddie Mac Coupon Strips	3,465
Freddie Mac Gold Pool	139,063
Freddie Mac Non Gold Pool	31,305
Freddie Mac Reference REMIC	5
Freddie Mac REMICS	115,836
Ginnie Mae I Pool	141,541
Ginnie Mae II Pool	212,221
Government National Mortgage Association	94,795
United States Treasury Bill	22,183
United States Treasury Inflation Indexed Bonds	4,197
United States Treasury Note/Bond	77,682
United States Treasury Strip Coupon	3,346
Total Market Value of Collateral Securities	$1,530,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$2,250,554
Freddie Mac Gold Pool	543,238
Total Market Value of Collateral Securities	$2,793,792

(d)                                  At March 31, 2012, the cost of securities for federal income tax purposes was approximately $360,351,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$152,503,000
Unrealized Depreciation	(10,817,000)
Net Unrealized Appreciation	$141,686,000

(e)           Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$19,125,615	$(19,125,615)	$—	$—	$484	$—

(f)                                    Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)

is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$69,848,600	$—	$—	$69,848,600
Consumer Staples	33,223,000	—	—	33,223,000
Energy	26,020,850	—	—	26,020,850
Financials	52,626,200	—	—	52,626,200
Health Care	60,928,324	—	—	60,928,324
Industrials	107,107,660	—	—	107,107,660
Information Technology	54,043,301	—	—	54,043,301
Materials	16,509,500	—	—	16,509,500
Total Equity Securities	420,307,435	—	—	420,307,435

Other
Investments of Cash Collateral Received for Securities on Loan	—	81,729,759	—	81,729,759
Total Other	—	81,729,759	—	81,729,759
Total	$420,307,435	$81,729,759	$—	$502,037,194

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Seligman Communications and Information Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.7%
CONSUMER DISCRETIONARY 1.0%
Household Durables 0.5%
Panasonic Corp.(a)	2,179,400	$20,322,627
Media 0.5%
Virgin Media, Inc.(a)	827,900	20,680,942
TOTAL CONSUMER DISCRETIONARY		41,003,569
HEALTH CARE 1.3%
Health Care Equipment & Supplies 0.2%
Hologic, Inc.(b)	490,600	10,572,430
Health Care Providers & Services 0.1%
Quest Diagnostics, Inc.	34,700	2,121,905
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	476,100	21,191,211
Life Technologies Corp.(b)	355,500	17,355,510
Thermo Fisher Scientific, Inc.	73,400	4,138,292
Total		42,685,013
TOTAL HEALTH CARE		55,379,348
INFORMATION TECHNOLOGY 88.4%
Communications Equipment 6.5%
Cisco Systems, Inc.	3,037,200	64,236,780
Flashpoint Technology, Inc.(c)(d)(e)	246,914	—
Nortel Networks Corp.(b)	819	15
QUALCOMM, Inc.	3,057,284	207,956,458
Total		272,193,253
Computers & Peripherals 17.7%
Apple, Inc.(b)	477,000	285,947,190
Dell, Inc.(b)	6,238,100	103,552,460
Electronics for Imaging, Inc.(b)(f)	4,675,900	77,713,458
EMC Corp.(b)	3,823,800	114,255,144
NetApp, Inc.(a)(b)	3,099,500	138,764,615
Western Digital Corp.(b)	531,000	21,978,090
Total		742,210,957
Electronic Equipment, Instruments & Components 3.1%
Avnet, Inc.(b)	2,412,300	87,783,597
Flextronics International Ltd.(b)	2,290,400	16,559,592
IPG Photonics Corp.(a)(b)	208,960	10,876,368
Murata Manufacturing Co., Ltd.	275,100	16,413,588
Total		131,633,145

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 1.2%
Baidu, Inc., ADR(b)	75,800	$11,049,366
Gree, Inc.(a)	480,100	12,096,430
Open Text Corp.(b)	199,400	12,193,310
Yandex NV, Class A(b)	500,100	13,437,687
Total		48,776,793
IT Services 5.7%
Amdocs Ltd.(b)	4,995,686	157,763,764
Visa, Inc., Class A	691,100	81,549,800
Total		239,313,564
Office Electronics 2.4%
Canon, Inc.	444,000	21,239,215
Xerox Corp.	10,102,500	81,628,200
Total		102,867,415
Semiconductors & Semiconductor Equipment 18.4%
Advanced Micro Devices, Inc.(a)(b)	32,659,345	261,927,947
ASML Holding NV, NY Registered Shares, ADR	611,200	30,645,568
Avago Technologies Ltd.	338,000	13,171,860
Broadcom Corp., Class A(b)	1,131,400	44,464,020
KLA-Tencor Corp.	3,385,200	184,222,584
Novellus Systems, Inc.(b)	2,858,000	142,642,780
Semtech Corp.(b)	578,700	16,469,802
Spansion, Inc., Class A(b)	1,826,023	22,240,960
Teradyne, Inc.(a)(b)	3,243,100	54,775,959
Total		770,561,480
Software 33.4%
BMC Software, Inc.(b)	1,503,356	60,374,777
Cadence Design Systems, Inc.(a)(b)	1,890,500	22,383,520
Check Point Software Technologies Ltd.(a)(b)	1,027,343	65,585,577
Citrix Systems, Inc.(b)	278,100	21,944,871
JDA Software Group, Inc.(a)(b)(f)	1,863,700	51,214,476
Mentor Graphics Corp.(a)(b)	556,300	8,266,618
Microsemi Corp.(b)	2,557,400	54,830,656
Microsoft Corp.	6,100,900	196,754,025
Nuance Communications, Inc.(a)(b)	4,724,600	120,855,268
Oracle Corp.	2,888,600	84,231,576
Parametric Technology Corp.(a)(b)	3,723,070	104,022,576
Quest Software, Inc.(b)	689,300	16,040,011
Rovi Corp.(b)	2,443,400	79,532,670
Symantec Corp.(b)	11,777,000	220,229,900
Synopsys, Inc.(b)(f)	9,728,803	298,285,100
Total		1,404,551,621
TOTAL INFORMATION TECHNOLOGY		3,712,108,228

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
AT&T, Inc.(a)	1,312,900	$41,001,867
TOTAL TELECOMMUNICATION SERVICES		41,001,867
UTILITIES —%
Independent Power Producers & Energy Traders —%
Miasole(d)(e)	805,620	1
TOTAL UTILITIES		1
Total Common Stocks (Cost: $3,095,768,966)		$3,849,493,013

Convertible Preferred Stocks —%
INFORMATION TECHNOLOGY —%
Computers & Peripherals —%
Silver Peak Systems, Inc.(b)(d)(e)	2,620,545	2,070,231
TOTAL INFORMATION TECHNOLOGY		2,070,231
UTILITIES —%
Independent Power Producers & Energy Traders —%
Miasole(b)(c)(d)(e)	62,288	—
TOTAL UTILITIES		—
Total Convertible Preferred Stocks (Cost: $10,310,464)		$2,070,231

Warrants —%
UTILITIES —%
Independent Power Producers & Energy Traders —%
Miasole Promissory Note(b)(c)(d)(e)	1	—
TOTAL UTILITIES		—
Total Warrants (Cost: $21)		$—

		Shares	Value

Money Market Funds 7.8%
Columbia Short-Term Cash Fund, 0.161%(f)(g)		326,081,154	$326,081,154
Total Money Market Funds (Cost: $326,081,154)			$326,081,154

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.2%
Asset-Backed Commercial Paper 1.2%
Atlantis One
04/11/12	0.511%	7,989,687	7,989,687
08/01/12	0.662%	9,966,633	9,966,633
Kells Funding LLC
04/13/12	0.581%	14,977,525	14,977,525
04/24/12	0.460%	4,995,592	4,995,592
07/02/12	0.601%	1,995,700	1,995,700
Regency Markets No. 1 LLC
04/20/12	0.440%	4,994,683	4,994,683
05/15/12	0.380%	3,996,242	3,996,242
Total			48,916,062
Certificates of Deposit 4.1%
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	10,000,000	10,000,000
Bank of Nova Scotia
05/03/12	0.373%	12,000,000	12,000,000
07/26/12	0.321%	10,000,000	10,000,000
Barclays Bank PLC
04/18/12	0.600%	15,000,000	15,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	20,000,000	20,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.391%	7,000,000	7,000,000
08/16/12	0.341%	10,000,000	10,000,000
National Bank of Canada
05/08/12	0.393%	10,000,000	10,000,000
Norinchukin Bank
05/21/12	0.470%	15,000,000	15,000,000
Royal Bank of Canada
04/02/12	0.100%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	10,000,000	10,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	11,500,000	11,500,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Svenska Handelsbanken
07/26/12	0.590%	$10,000,504	$10,000,504
Union Bank of Switzerland
04/09/12	0.590%	5,000,000	5,000,000
Total			170,500,504
Commercial Paper 2.3%
Development Bank of Singapore Ltd.
08/03/12	0.551%	12,965,243	12,965,243
DnB NOR
04/10/12	0.521%	9,986,278	9,986,278
HSBC Bank PLC
04/13/12	0.481%	12,968,280	12,968,280
Macquarie Bank Ltd.
04/20/12	0.803%	5,975,733	5,975,733
Nordea Bank AB
07/24/12	0.627%	9,968,403	9,968,403
08/14/12	0.592%	6,979,235	6,979,235
Societe Generale
04/03/12	0.300%	6,999,592	6,999,592
Suncorp Metway Ltd.
04/11/12	0.480%	9,991,600	9,991,600

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
04/10/12	0.480%	$7,993,493	$7,993,493
The Commonwealth Bank of Australia
08/16/12	0.302%	13,000,000	13,000,000
Total			96,827,857
Repurchase Agreements 0.6%
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $15,000,325(h)
	0.260%	15,000,000	15,000,000
Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(h)
	0.180%	5,000,000	5,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $6,710,955(h)
	0.190%	6,710,849	6,710,849
Total			26,710,849
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $342,955,272)			$342,955,272
Total Investments (Cost: $3,775,115,877)(i)			$4,520,599,670(j)
Other Assets & Liabilities, Net			(321,694,443)
Net Assets			$4,198,905,227

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Negligible market value.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $2,070,232, representing 0.05% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Flashpoint Technology, Inc.	09-10-99	$1,000,844
Miasole	07-10-08	10,032,163
Silver Peak Systems, Inc.	01-14-08	10,041,774
Miasole Convertible	09-10-10 - 10-07-10	268,690
Miasole Promissory Note	09-10-10	21

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2012, the value of these securities amounted to $2,070,232, which represents 0.05% of net assets.

(f)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value

Columbia Short-Term Cash Fund	$13,415,433	$695,004,007	$(382,338,286)	$—	$326,081,154	$79,295	$326,081,154

Electronics for Imaging, Inc.	$111,963,946	—	—	—	$111,963,946	—	$77,713,458

JDA Software Group Inc.*	$55,136,760	—	$(14,584,822)	$2,280,311	$42,832,249	—	$51,214,476

Synopsys, Inc.	$263,234,303	—	$(27,282,539)	$1,410,268	$237,362,032	—	$298,285,100

Total	$443,750,442	$695,004,007	$(424,205,647)	$3,690,579	$718,239,381	$79,295	$753,294,188

*At March 31, 2012, the Fund owned less than five percent of the company’s outstanding voting shares.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(h)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$2,583,562
Fannie Mae REMICS	4,442,329
Freddie Mac Gold Pool	540,386
Freddie Mac REMICS	5,333,038
Government National Mortgage Association	622,799
United States Treasury Inflation Indexed Bonds	558,132
United States Treasury Note/Bond	1,220,085
Total Market Value of Collateral Securities	$15,300,331

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$5,514,080
Freddie Mac Gold Pool	1,330,986
Total Market Value of Collateral Securities	$6,845,066

(i)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $3,775,116,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$834,475,000
Unrealized Depreciation	(88,991,000)
Net Unrealized Appreciation	$745,484,000

(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$20,680,942	$20,322,627	$—	$41,003,569
Health Care	55,379,348	—	—	55,379,348
Information Technology	3,662,358,995	49,749,233	—	3,712,108,228
Telecommunication Services	41,001,867	—	—	41,001,867
Utilities	—	—	1	1
Convertible Preferred Stocks
Information Technology	—	—	2,070,231	2,070,231
Total Equity Securities	3,779,421,152	70,071,860	2,070,232	3,851,563,244

Other
Money Market Funds	326,081,154	—	—	326,081,154
Investments of Cash Collateral Received for Securities on Loan	—	342,955,272	—	342,955,272
Total Other	326,081,154	342,955,272	—	669,036,426
Total	$4,105,502,306	$413,027,132	$2,070,232	$4,520,599,670

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Common	Convertible
	Stock	Preferred
Stock
Total
Balance as of December 31, 2011	$2,615,042	$2,272,418	$4,887,460
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	(2,615,041)	(202,187)	(2,817,228)
Sales	—	—	—
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of March 31, 2012	$1	$2,070,231	$2,070,232

*Change in unrealized (depreciation) relating to securities held at March 31, 2012 was $(2,817,228).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Convertible Preferred Stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated earnings of the respective company, market multiplies derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 23, 2012